POLICYHOLDERS' ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
Schedule of Changes in Policyholders' Account Balances
The balances and changes in policyholders' account balances follow.

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period	$14,308	$5,833	$20,141
Issuances	2,695	86	2,781
Premiums received	215	1,101	1,316
Policy charges	(185)	(19)	(204)
Surrenders and withdrawals	(1,276)	(109)	(1,385)
Interest credited	276	16	292
Benefit payments	—	(19)	(19)
Other	(8)	104	96
Balance, end of period	$16,025	$6,993	$23,018

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of period	—	$4,677	$4,677
Acquisition from business combination	13,802	—	$13,802
Issuances	101	29	130
Premiums received	35	424	459
Policy charges	(30)	(13)	(43)
Surrenders and withdrawals	(105)	(75)	(180)
Interest credited	4	25	29
Benefit payments	—	(34)	(34)
Other	—	(52)	(52)
Balance, end of period	$13,807	$4,981	$18,788
The reconciliation of policyholders' account balances to the policyholders' account balances' liability in the statements of financial position follow.

AS AT JUN. 30, 2023 AND DEC. 31, 2022 US$ MILLIONS	2023	2022
Direct Insurance	$16,025	$14,308
Reinsurance	6,993	5,833
Total	$23,018	$20,141

Schedule of Account Values by Range of Guaranteed Minimum Crediting Rates
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS AT JUN. 30, 2023 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Direct Insurance	0% - 1%	$3,353	$5	$571	$94	$—	$4,023
	1% - 2%	772	460	2,090	2,199	—	5,521
	2% - 3%	1,618	515	347	2,526	—	5,006
	Greater than 3%	1,023	13	5	41	—	1,082
	Other[1]	—	—	—	—	393	393
	Total	$6,766	$993	$3,013	$4,860	$393	$16,025

Reinsurance	0% - 1%	$—	$522	$229	$7	$—	$758
	1% - 2%	—	—	—	—	—	—
	2% to 3%	—	—	—	—	—	—
	Greater than 3%	—	—	16	—	—	16
	Other[1]	—	—	—	—	6,219	6,219
	Total	$—	$522	$245	$7	$6,219	$6,993
[1]Other includes products with either a fixed rate or no guaranteed minimum crediting rate.

AS AT JUN. 30, 2022 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Direct Insurance	0% - 1%	$3,502	$5	$641	$58	$—	$4,206
	1% - 2%	578	592	2,198	2,149	—	5,517
	2% - 3%	1,597	744	161	1	—	2,503
	Greater than 3%	1,063	6	—	1	—	1,070
	Other[1]	—	—	—	—	511	511
	Total	$6,740	$1,347	$3,000	$2,209	$511	$13,807

Reinsurance	—% - 1%	$—	$316	$181	$—	$—	$497
	1% - 2%	—	—	—	—	—	—
	2% to 3%	—	—	—	—	—	—
	Greater than 3%	—	—	—	—	—	—
	Other[1]	—	—	—	—	4,484	4,484
	Total	$—	$316	$181	$—	$4,484	$4,981
[1]Other includes products with either a fixed rate or no guaranteed minimum crediting rate.